Other income, net (Details Textual) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Statements [Line Items]
Gains on litigation settlements	₨ 1,400	₨ 984
Payments to and on behalf of employees		293
Gain Loss On Divestment Of Product Related Intangibles	1,890
Liabilities Write Back Gain	₨ 877
Settlement Agreement [Member]
Statements [Line Items]
Miscellaneous income, net		540
Dr. Reddy's Laboratories Louisiana LLC [Member]
Statements [Line Items]
Turn around fee paid		52
Gain on cumulative foreign exchange		₨ 1,551